RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Prepaid expenses related parties prepaid expenses

Prepaid expenses - related parties – prepaid expenses - related parties consisted of the following:

		December 31, 2022	December 31, 2022
	June 30, 2022	RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Founders	¥275,000	¥—	$—
Founders’ family member	—	—	—
Total prepaid expenses - related parties	¥275,000	¥—	$—

Schedule of leases from related parties

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the founders	April 1, 2022 - March 31, 2024	¥40,000	$5,799
BHD	One of the founders	January 1, 2023- Dec 31, 2023	31,667	4,591
BHD	One of the founders	January 1, 2023- Dec 31, 2023	22,500	3,262